Discontinued Operations and Disposal Groups (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table contains the major components of (loss) income from discontinued operations of the Teekay Gas Business for the periods presented:

	Year Ended December 31,
	2023 $	2022 (1) $	2021 $
Revenues	—	25,083	680,589
Voyage expenses	—	(853)	(28,190)
Vessel operating expenses	—	(5,937)	(200,917)
Time-charter hire expenses	—	(845)	(23,487)
Depreciation and amortization	—	—	(130,810)
General and administrative expenses	—	(781)	(24,196)
Restructuring charges	—	—	(3,223)
Income from vessel operations	—	16,667	269,766
Interest expense	—	(4,287)	(122,561)
Interest income	—	188	5,945
Realized and unrealized gains on non-designated derivative instruments	—	3,675	8,524
Equity income	—	17,881	115,399
Foreign exchange gain	—	4,286	7,344
Other income (loss)	—	9	(3,566)
Loss on deconsolidation of the Teekay Gas Business (2)	—	(58,684)	—
(Loss) income from discontinued operations before income taxes	—	(20,265)	280,851
Income tax expense	—	(11)	(6,756)
(Loss) income from discontinued operations	—	(20,276)	274,095
(1)On January 13, 2022, the Company deconsolidated the Teekay Gas Business. Figures represent the Teekay Gas Business's results for the period from January 1, 2022 to January 13, 2022.
(2)Net income attributable to shareholders of the Company on sale of the Teekay Gas Business was a net gain of $26.2 million, consisting of the recognition of the $84.8 million of Deferred Dropdown Gains (included in net income (loss) attributable to non-controlling interests, discontinued operations) less the loss on deconsolidation of $58.7 million.